Restatement of Consolidated Financial Statements - Consolidated balance sheet (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CONDENSED CONSOLIDATED BALANCE SHEETS
Warrant liabilities		$ 170,109	$ 0
Total liabilities	$ 64,037	575,889	28,861
Additional paid-in-capital	142,835	(18,402)	0
Accumulated deficit	(43,507)	(43,490)	0
Total stockholders' deficit attributed to Rush Street Interactive, Inc.	98,450	(61,779)	0
Noncontrolling interests	$ 266,315	(205,550)	$ 0
Restatement of warrants as derivative liabilities
CONDENSED CONSOLIDATED BALANCE SHEETS
Warrant liabilities		170,109
Total liabilities		575,889
Additional paid-in-capital		(18,402)
Accumulated deficit		(43,490)
Total stockholders' deficit attributed to Rush Street Interactive, Inc.		(61,779)
Noncontrolling interests		(205,550)
Total deficit		(267,329)
Restatement of warrants as derivative liabilities | As Previously Reported
CONDENSED CONSOLIDATED BALANCE SHEETS
Total liabilities		405,780
Additional paid-in-capital		22,566
Accumulated deficit		(45,146)
Total stockholders' deficit attributed to Rush Street Interactive, Inc.		(22,467)
Noncontrolling interests		(74,753)
Total deficit		(97,220)
Restatement of warrants as derivative liabilities | Restatement Adjustment
CONDENSED CONSOLIDATED BALANCE SHEETS
Warrant liabilities		170,109
Total liabilities		170,109
Additional paid-in-capital		(40,968)
Accumulated deficit		1,656
Total stockholders' deficit attributed to Rush Street Interactive, Inc.		(39,312)
Noncontrolling interests		(130,797)
Total deficit		$ (170,109)